Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ReportingUnit Customer Segment ¥ / shares	Dec. 31, 2020 USD ($) ReportingUnit Customer Segment $ / shares	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Renminbi ("RMB") to per one U.S. dollar exchange rate	6.5250				6.5250
Accumulated deficit	¥ 40,973,853		¥ 33,834,357		$ 6,279,518
Cash paid for content (licensed copyrights and produced content)	¥ 17,009,167	$ 2,606,769
Amortization period of produced content	10 years	10 years
Change in accounting estimate, decrease in amortization expense	¥ 680,444	$ 104,283
Change in accounting estimate, decrease in net loss	¥ 680,444	$ 104,283
Number of reporting unit | ReportingUnit	1	1
Goodwill impaired related to reporting unit	¥ 0		0
Barter transaction, gross operating revenue recognized	1,376,912	$ 211,021	682,941	¥ 1,082,964
Contract assets allowance for credit losses	9,275		7,225		1,421
Balances of contract liabilities	4,476,940		3,954,763		686,121
Revenue recognition of contract liability	¥ 2,964,114	$ 454,270
Longest expected length of revenue contracts	1 year	1 year
Advertising expenses	¥ 2,304,782	$ 353,223	¥ 2,757,214	2,268,753
Cash and cash equivalents and restricted cash	¥ 10,940,512				1,676,707
Depreciation percentage	6.27%	6.27%
Number of operating segment | Segment	1	1
Accounts Receivable and Contract Assets
Summary Of Significant Accounting Policies [Line Items]
Number of customer accounting for more than ten percent of the total accounts receivable and contract asset balance | Customer	0	0	0
Accounts Receivable and Contract Assets | Credit Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk by percentage	10.00%	10.00%	10.00%
Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets	¥ 1,509,586		¥ 1,875,704		231,354
Contract assets allowance for credit losses	¥ 9,275		7,225		$ 1,421
Class A and Class B ordinary share
Summary Of Significant Accounting Policies [Line Items]
Change in accounting estimate, decrease in basic and diluted net loss per ordinary share | (per share)	¥ 0.13	$ 0.02
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Content assets amortization period cap	10 years	10 years
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted	true				true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	iq:AccountingStandardUpdate201613ModifiedRetrospectiveMember	iq:AccountingStandardUpdate201613ModifiedRetrospectiveMember
ASU 2019-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted	true				true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	iq:AccountingStandardUpdate201902ProspectiveMember	iq:AccountingStandardUpdate201902ProspectiveMember
Change in accounting principle, accounting standards update, immaterial effect	false				false
ASU 2017-04
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020				Jan. 01, 2020
Change in accounting principle, accounting standards update, adopted	true				true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	us-gaap:AccountingStandardsUpdate201704Member	us-gaap:AccountingStandardsUpdate201704Member
Change in accounting principle, accounting standards update, immaterial effect	true				true
ASC topic 926 | iQIYI Licensed Copyright
Summary Of Significant Accounting Policies [Line Items]
Barter transaction, gross operating revenue recognized	¥ 1,376,912	$ 211,021	682,941	1,082,964
Barter transaction, costs recognized	¥ 1,052,181	$ 161,254	¥ 570,201	¥ 1,026,140
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2019				Jan. 01, 2019
Change in accounting principle, accounting standards update, adopted	true				true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	iq:AccountingStandardUpdate201602ModifiedRetrospectiveMember	iq:AccountingStandardUpdate201602ModifiedRetrospectiveMember
ASU 2018-07
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2019				Jan. 01, 2019
Change in accounting principle, accounting standards update, adopted	true				true
Change in Accounting Principle, Accounting Standards Update, Transition Option Elected [Extensible List]	iq:AccountingStandardUpdate201807ModifiedRetrospectiveMember	iq:AccountingStandardUpdate201807ModifiedRetrospectiveMember
Change in accounting principle, accounting standards update, immaterial effect	true				true
Cumulative Effect Period of Adoption [Member] | ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit						¥ 94,048
Accounts receivable and contract assets						83,726	$ 12,832
Cumulative Effect Period of Adoption [Member] | ASU 2016-13 | Prepayments and Other Assets
Summary Of Significant Accounting Policies [Line Items]
Contract assets allowance for credit losses						¥ 11,360	$ 1,741